U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

 1.     Name and address of issuer:



                The Tocqueville Trust

                1675 Broadway

                New York, New York  10019

2. Name of each series or class of funds for which this notice is filed:



                The Tocqueville Fund - Class A and Class B shares

                The Tocqueville Asia-Pacific Fund - Class A and Class B shares

                The Tocqueville Europe Fund - Class A and Class B shares

                The Tocqueville Small Cap Value Fund - Class A and Class B shares

                The Tocqueville Government Fund - Class A and Class B shares

3.      Investment Company Act File Number:             811-4840

        Securities Act File Number:                             33-8746

4.      Last day of fiscal year for which this notice is
filed:                          October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                        NOT APPLICABLE           [ ]

6.      Date of termination of issuer's declaration under rule 24f-2
(a)(1), if applicable (see Instruction A.6): NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                        NONE

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

        Number of securities sold during the fiscal year:
4,275,369

Aggregate sale price of securities sold during the fiscal
year            $47,237,449

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
24f-2:

        Number of securities sold during the fiscal year:
4,275,369

Aggregate sale price of securities sold during the fiscal
year            $47,237,449

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        Number of DRIP securities sold during the fiscal year:
270,568

Aggregate sale price of DRIP securities sold during the fiscal
year:   $ 3,462,757

12.     Calculation of registration fee:  SEE EXHIBIT A FOR DETAIL

        (i)     Aggregate sale price of securities sold during the fiscal
year in reliance on rule                24f-2 (from Item 10):

                                                              $47,237,449

        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                              +$3,462,757

        (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                            -$12,871,997

        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                             +       0

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):

                                                            $37,828,209





(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
C.6):

                                                                x1/3300

        (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                $11,463.09

Instruction:    Issuers should complete lines (ii), (iii), (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).



                                        [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 30, 1996

SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title) *      /s/ Kieran Lyons

                        Kieran Lyons

                        Vice President



Date    December , 1996

        *Please print the name and title of the signing officer below the signature.







123data/tocqueville/audit96/199624f2